Risk management - Non derivative hedging instrument (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risk management
Designation of new hedges	$ 4,972
Cash flow hedging
Risk management
Opening balance	4,972	$ 1,300
Reassignment of hedging instruments	682	675
Realized exports	(682)	(675)
Designation of new hedges	0	3,672
Closing balance	$ 4,972	$ 4,972